Land use right, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Land use right, net
Land use right	¥ 101,007	$ 13,838	¥ 101,007
Less: Accumulated amortization	(12,540)	(1,718)	(10,478)
Net book value	¥ 88,467	$ 12,120	¥ 90,529